--------------------------------------------------------------------------------
                                                               ASSET ALLOCATION
--------------------------------------------------------------------------------

Alliance Growth
Investors Fund
and
Alliance Conservative
Investors Fund

Annual Report
April 30, 2000


                             AllianceCapital[LOGO](R)
                             The Investment Professional's Choice

                            Investment Products Offered
                            ---------------------------
                             o Are Not FDIC Insured
                             o May Lose Value
                             o Are Not Bank Guaranteed
                            ---------------------------

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 5, 2000

Dear Shareholder:

This report reviews the investment results and market activity for Alliance Growth Investors Fund and Alliance Conservative Investors Fund for the annual reporting period ended April 30, 2000.

Investment Objectives and Policies for Alliance Growth Investors Fund

Alliance Growth Investors Fund seeks to provide highest total return with reasonable risk through investment in a mix of equity and fixed income securities. Normally, the Fund will hold approximately 70% of its total assets in equity securities.

Investment Results for Alliance Growth Investors Fund

In the six- and 12-month periods ended April 30, 2000, the Class A shares of the Alliance Growth Investors Fund returned 7.09% and 9.19%, respectively. The corresponding returns for the composite benchmark were 5.45% and 7.46%, respectively.

While both fixed-income and equity investments performed well relative to the benchmark over the six-month period under review, the latter was the chief contributor to outperformance. Stock selection in European markets added value while U.S. equity investments performed approximately in-line with the market in a period of high volatility.

For the 12-month period under review, good stock selection in all regions contributed to the outperformance, as did the decision to hold bond investments as a shorter duration than that of the benchmarks.

--------------------------------------------------------------------------------
INVESTMENT RESULTS*
Periods Ended April 30, 2000

                         -------------------
                            Total Returns
                         -------------------
                         6 Months  12 Months
--------------------------------------------
Alliance Growth
Investors Fund
  Class A                  7.09%      9.19%
--------------------------------------------
  Class B                  6.71%      8.39%
--------------------------------------------
  Class C                  6.70%      8.45%
--------------------------------------------
S&P 500                    7.18%     10.12%
--------------------------------------------
Lehman Brothers
Aggregate Bond
Index                      1.42%      1.26%
--------------------------------------------
70%/30%
Composite:
S&P 500 Stock
Index / Lehman
Brothers
Aggregate
Bond Index                 5.45%      7.46%
--------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value of each class of shares as of April 30, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

      The S&P 500 Stock Index is an unmanaged index of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Corporate Bond Index. It is a broad measure of the performance of taxable bonds in
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

--------------------------------------------------------------------------------
      the U.S. market, with maturities of at least one year. The 70%/30% Composite is a blend of both the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index and its results are not indicative of the performance of any specific investment, including Alliance Growth Investors Fund.

      Additional investment results appear on pages 6-9.
--------------------------------------------------------------------------------

Investment Objectives and Policies for Alliance Conservative Investors Fund

Alliance Conservative Investors Fund seeks to provide high total return without undue risk to principal through investment in a mix of equity and fixed income securities. Normally, the Fund will hold approximately 70% of its total assets in fixed income securities.

Investment Results for Alliance Conservative Investors Fund

The Class A shares of the Alliance Conservative Investors Fund returned 3.35% during the six-month period under review, and by 4.50% over the 12-month period. Composite benchmark performance was 3.15% and 3.92%, respectively.

As with the Growth Investors Fund, value was added in the Conservative Investors Fund by European stock selection over the six-month period. Fixed-income investments gained due to a preference for longer-maturity U.S. Treasuries in a period when these performed well relative to other bonds.

For the 12-month period under review, good stock selection in all regions contributed to the outperformance, as did the decision to hold bond investments as a shorter duration than that of the benchmarks.

--------------------------------------------------------------------------------
INVESTMENT RESULTS*
Periods Ended April 30, 2000

                      -------------------
                         Total Returns
                      -------------------
                      6 Months  12 Months
-----------------------------------------
Alliance
Conservative
Investors Fund
  Class A               3.35%     4.50%
-----------------------------------------
  Class B               2.85%     3.73%
-----------------------------------------
  Class C               2.93%     3.72%
-----------------------------------------
Lehman Brothers
Aggregate Bond
Index                   1.42%     1.26%
-----------------------------------------
S&P 500
Stock Index             7.18%    10.12%
-----------------------------------------
70%/30% Composite:
Lehman Brothers
Aggregate
Bond Index /
S&P 500
Stock Index             3.15%     3.92%
-----------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value of each class of shares as of April 30, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

      The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed


--------------------------------------------------------------------------------
2 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

--------------------------------------------------------------------------------
      Securities Index and the Lehman Brothers Government/Corporate Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The S&P 500 Stock Index is an unmanaged index of 500 U.S. companies and is a common measure of the performance of the overall U.S. Stock Market. The 70%/30% Composite is a blend of both the Lehman Brothers Aggregate Bond Index and the S&P 500 Stock Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

      Additional investment results appear on pages 10-13.
--------------------------------------------------------------------------------

Economic and Market Environment

The past six-month period ended April 30, 2000 may be seen in hindsight to have continued a long rolling upward trend in the stock market, or the dramatic end of a technological growth bubble. This time period has certainly witnessed extraordinary volatility at the level of the major indices and severe advances and reverses in renowned stocks. There were three major events during this time frame: 1.) technology stocks enjoyed almost uninterrupted and rapid appreciation in November and December, 2.) high volatility and increasing skepticism of the valuations of sectors of the new economy eventually led to new market highs in late March, and 3.) a definite turn in April from technology stocks and the near abandonment of many 'pure-play' internet stocks led to the market retracing to its December levels.

After such a ride, the aggregate changes to the indices seem rather dull. The MSCI World Index rose by 7% in the October-to-April period. Of the regional MSCI indices, the euro nations performed best, gaining 14%, while North America gained 8% and the Pacific Region lagged somewhat with 3%. The importance of the technology and communications sectors in driving volatility is exemplified in the relative performance of the S&P 500 and the Nasdaq Composite. While the more broad-based S&P 500 rose 10% between November and March and ended the six-month period up 7%, the NASDAQ rose to 5,000 in March from 3,000 in November before falling to 3,500 and finishing April around 4,000. By mid-May, the two indices' total performance over the six-month period was almost identical.

This volatility is the market's response to serious questions in both the macro and micro economy. Growth in the U.S. continues at breakneck speed. Annualized growth in the final quarter of 1999 was 7.3%. Initial estimates for the first quarter of this year suggest that this has slowed somewhat, but that the pace of personal consumption growth has not slackened at all. Productivity growth has also remained strong, but is now challenged by increased wages. In the first quarter, unit labor costs grew 1.8%, which compares poorly with the decline of -2.9% in the preceding period. Such a development stokes con-


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

sumer inflation. Producer inflation is already manifest in commodity prices. The policy response has been to raise rates aggressively and the Federal Reserve gives no indication that the monetary tightening cycle is over.

Higher interest rates put pressure on corporate earnings and, therefore, on the valuations of stocks. Many technology stocks that have been awarded high valuations are not expected to provide earnings for several years and so, like bonds with long maturity dates, are particularly sensitive to higher interest rates. This is one explanation for the precipitous declines in certain stocks in recent months. On a broader outlook, it can be said that failure to achieve expected earnings figures has been punished severely, adding to general market volatility.

In light of this growing concern over the inflationary implications of higher commodity prices and robust global growth, and declining faith in the ability of the U.S. economy to counter these pressures solely through improved productivity, the government bond markets have suffered. Consequently, on the volatility in the equity markets, bond markets have found some support from transfers of capital to lower risk investments. However, the trend has been downward, with relief found only in the longer maturity U.S. government bonds and in the Japanese government bond market, which operates in an inflationary environment that differs from that in the U.S. and Europe. The yield on the 10-year U.S. Treasury is now 6.4%, while similarly dated European bonds yield about 1% less in light of lower expectations for inflation.

The persistent weakness of the euro has been the most notable feature of the major currency markets over recent months. Defying a broad consensus of opinion, the single currency has failed to rebound in reaction to the demonstrable acceleration of growth in the euro countries over the second half of 1999, and the growth in the U.S. external deficit to a gigantic size. It now appears that the euro will remain weak against the dollar until the gap between U.S. and Europe growth narrows. The yen has fluctuated against the dollar but has matched its appreciation against the euro.

Having enjoyed a powerful economic recovery for over a year now -- boosted in significant degree by an increasingly competitive exchange rate -- the euro countries now face something of a dilemma. The Federal Reserve is set on a policy of raising interest rates. If the European Central Bank takes a less aggressive line, as would be suggested by European inflation which remains relatively modest, then the euro may well come under further pressure. This policy will tend to defeat itself as a weaker currency will increase inflation and so make interest rate increases necessary. However, if Euroland -- Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Austria and Finland -- matches the monetary tightening


--------------------------------------------------------------------------------
4 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

------------------------------
[PHOTO OMITTED]      John D.
                     Carifa


[PHOTO OMITTED]      Nicholas D.P.
                     Carn

Portfolio Manager, Nicholas
D.P. Carn, is a Senior Vice
President and Chief Investment
Officer for Alliance Asset
Allocation Group. He has over
22 years of investment
experience.
------------------------------

policy of the U.S., then it may bring a premature end to the European growth phase before important member economies, such as Germany and Italy, have reaped the benefits of significant consumption growth.

We appreciate your investment in Alliance's asset allocation funds and look forward to reporting their progress to you in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Nicholas D.P. Carn

Nicholas D.P. Carn
Vice President


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 4/30/00

[The following table was depicted as a mountain chart in the printed material.]

                             <PLOT POINTS TO COME>

S&P 500 Stock Index: $41,436

70% S&P 500 Stock Index / 30% LB Aggregate Bond Index: $34,136

Alliance Growth Investors Fund Class A: $26,273

This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Investors Fund Class A shares (from 5/31/92 to 4/30/00) as compared to the performance of an appropriate broad-based index and a composite. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Corporate Bond Index.

The composite shown above represents a 70/30 weighting (70% S&P 500 Stock Index and 30% Lehman Brothers Aggregate Bond Index).

When comparing Alliance Growth Investors Fund to the index and composite shown above, you should note that no charges or expenses are reflected in the performance of the index and composite. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

*     Closest month-end after Fund's Class A share inception date of 5/4/92.


--------------------------------------------------------------------------------
6 o ALLIANCE GROWTH INVESTORS FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH INVESTORS FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

        Alliance Growth Investors Fund--Yearly Periods Ended 4/30
-----------------------------------------------------------------------
                                               70% S&P 500 Stock Index/
                             Alliance Growth     30% Lehman Brothers
                             Investors Fund      Aggregate Bond Index
-----------------------------------------------------------------------
      4/30/93*                    16.32%                 10.43%
      4/30/94                      4.46%                  3.97%
      4/30/95                      5.57%                 14.40%
      4/30/96                     23.87%                 23.72%
      4/30/97                      6.69%                 19.71%
      4/30/98                     27.96%                 32.02%
      4/30/99                     16.80%                 17.16%
      4/30/00                      9.19%                  7.46%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period. The unmanaged S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance for the overall U.S. stock market. The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Corporate Bond Index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

*     From inception (5/4/92 for Fund and 4/30/92 for composite)


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH INVESTORS FUND o 7

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2000

ALLIANCE GROWTH INVESTORS FUND

INCEPTION DATE                PORTFOLIO STATISTICS
(Class A shares)              Assets ($mil): 144.7
5/4/92                        Median Market Capitalization ($mil): $80.5

SECURITY TYPE
Equities:
    54.38% Common Stock       [PIE CHART OMITTED]
Fixed Income:
    36.66% Treasury
     8.96% Short-Term

All data as of April 30, 2000. The Fund's securities are expressed as a percentage of the portfolio's total investments and may vary over time.


--------------------------------------------------------------------------------
8 o ALLIANCE GROWTH INVESTORS FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

ALLIANCE GROWTH INVESTORS FUND
NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF APRIL 30, 2000

Class A Shares
--------------------------------------------------------------------------------
                            Without Sales Charge        With Sales Charge
             One Year               9.19%                     4.56%
           Five Years              16.62%                    15.60%
      Since Inception*             13.58%                    12.97%

Class B Shares
--------------------------------------------------------------------------------
                            Without Sales Charge        With Sales Charge
             One Year               8.39%                     4.62%
           Five Years              15.80%                    15.80%
      Since Inception*             12.77%                    12.77%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
             One Year               8.45%                     7.51%
           Five Years              15.79%                    15.79%
      Since Inception*             12.22%                    12.22%

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2000)

                            Class A           Class B         Class C
--------------------------------------------------------------------------------
               1 Year         7.69%             7.76%          10.73%
              5 Years        16.45%            16.64%          16.65%
      Since Inception*       13.46%            13.26%          12.81%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception: 5/4/92 Classes A & B; 8/2/93 Class C.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH INVESTORS FUND o 9

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE CONSERVATIVE INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 4/30/00

[The following table was depicted as a mountain chart in the printed material.]

                             <PLOT POINTS TO COME>

70% LB Aggregate Bond Index / 30% S&P 500 Stock Index: $24,245

Alliance Conservative Investors Fund Class A: $18,102

Lehman Brothers Aggregate Bond Index: $16,705

This chart illustrates the total value of an assumed $10,000 investment in Alliance Conservative Investors Fund Class A shares (from 5/31/92 to 4/30/00) as compared to the performance of an appropriate broad-based index and a composite. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Corporate Bond Index.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The composite shown above represents a 70/30 weighting (70% Lehman Brothers Aggregate Bond Index and 30% S&P 500 Stock Index).

When comparing Alliance Conservative Investors Fund to the index and composite shown above, you should note that no charges or expenses are reflected in the performance of the index and composite. An investor cannot invest directly in an index and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

*     Closest month-end after Fund's Class A share inception date of 5/4/92.


--------------------------------------------------------------------------------
10 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE CONSERVATIVE INVESTORS FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

    Alliance Conservative Investors Fund--Yearly Periods Ended 4/30
------------------------------------------------------------------------
                                                   70% Lehman Brothers
                       Alliance Conservative     Aggregate Bond Index /
                          Investors Fund         30% S&P 500 Stock Index
------------------------------------------------------------------------
      4/30/93*                 12.25%                     12.05%
      4/30/94                   0.35%                      2.19%
      4/30/95                   4.65%                     10.35%
      4/30/96                  12.69%                     15.11%
      4/30/97                   7.90%                     12.50%
      4/30/98                  17.87%                     19.96%
      4/30/99                   8.59%                     10.94%
      4/30/00                   4.50%                      3.92%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period. The unmanaged Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Government/Corporate Bond Index. The unmanaged S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance for the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

*     From inception (5/4/92 for Fund and 4/30/92 for Index)


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 11

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2000

ALLIANCE CONSERVATIVE INVESTORS FUND

INCEPTION DATE                PORTFOLIO STATISTICS
(Class A shares)              Assets ($mil): 63.1
5/4/92                        Median Market Capitalization ($mil): $86.1

SECURITY TYPE
Equities:
    21.25% Common Stock       [PIE CHART OMITTED]
Fixed Income:
    75.03% Treasury
     3.72% Short-Term

All data as of April 30, 2000. The Fund's securities are expressed as a percentage of the portfolio's total investments and may vary over time.


--------------------------------------------------------------------------------
12 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

ALLIANCE CONSERVATIVE INVESTORS FUND
NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF APRIL 30, 2000

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
             One Year               4.50%                     0.04%
           Five Years              10.21%                     9.26%
      Since Inception*              8.49%                     7.90%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
             One Year               3.73%                    -0.09%
           Five Years               9.43%                     9.43%
      Since Inception*              7.72%                     7.72%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
             One Year               3.72%                     2.77%
           Five Years               9.43%                     9.43%
      Since Inception*              7.05%                     7.05%

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2000)

                            Class A           Class B         Class C
--------------------------------------------------------------------------------
               1 Year         1.76%             1.62%           4.44%
              5 Years         9.80%             9.97%           9.97%
      Since Inception*        8.14%             7.97%           7.34%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception: 5/4/92 Classes A & B; 8/2/93 Class C.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 13

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2000

                                                                Percent of
Company                                         Value           Net Assets
--------------------------------------------------------------------------------
U.S. Treasury Notes                       $44,156,929                30.5%
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.375%, 8/15/27        7,862,393                 5.4
--------------------------------------------------------------------------------
Noble Drilling Corp.                        2,567,981                 1.8
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                       2,563,925                 1.8
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       2,403,275                 1.7
--------------------------------------------------------------------------------
Citigroup, Inc.                             2,368,585                 1.6
--------------------------------------------------------------------------------
American International Group, Inc.          2,300,695                 1.6
--------------------------------------------------------------------------------
AT&T Corp.                                  2,144,506                 1.5
--------------------------------------------------------------------------------
Applied Materials, Inc.                     2,087,156                 1.5
--------------------------------------------------------------------------------
Home Depot, Inc.                            2,079,919                 1.4
--------------------------------------------------------------------------------
                                          $70,535,364                48.8%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2000

                                      -----------------------------------
                                              Shares* or Principal
                                      -----------------------------------
Purchases                                  Bought        Holdings 4/30/00
-------------------------------------------------------------------------
United States Treasury Note,
   5.50%, 8/31/01                     $13,180,000             $13,180,000
-------------------------------------------------------------------------
United States Treasury Note,
   7.25%, 5/15/04                      $8,080,000              $8,080,000
-------------------------------------------------------------------------
United States Treasury Note,
   5.625%, 2/15/06                     $4,530,000              $4,530,000
-------------------------------------------------------------------------
EMC Corp.                                  14,600                  14,600
-------------------------------------------------------------------------
Applied Materials, Inc.                    20,500                  20,500
-------------------------------------------------------------------------
Altera Corp.                               19,800                  19,800
-------------------------------------------------------------------------
AT&T Corp.- Liberty Media Group Cl.A       40,700                  40,700
-------------------------------------------------------------------------
Oracle Corp.                               25,900                  25,900
-------------------------------------------------------------------------
Sanmina Corp.                              33,200                  33,200
-------------------------------------------------------------------------
Schering-Plough Corp.                      47,200                  47,200
-------------------------------------------------------------------------

Sales                                        Sold        Holdings 4/30/00
-------------------------------------------------------------------------
Honeywell International, Inc.              15,000                  12,700
-------------------------------------------------------------------------
Tyco International Ltd.                    40,800                      -0-
-------------------------------------------------------------------------
NTT Mobile Communications Network, Inc.        53                       3
-------------------------------------------------------------------------
Intel Corp.                                17,000                  11,600
-------------------------------------------------------------------------
Cisco Systems, Inc.                         8,400                  23,200
-------------------------------------------------------------------------
Nortel Networks Corp.                      26,800                  14,000
-------------------------------------------------------------------------
United States Treasury Note,
   6.875%, 5/15/06                     $4,200,000                $380,000
-------------------------------------------------------------------------
Nokia Corp.                                39,600                  18,400
-------------------------------------------------------------------------
United States Treasury Note,
   4.75%, 2/15/04                      $9,000,000                      -0-
-------------------------------------------------------------------------
United States Treasury Note,
   6.50%, 8/31/01                     $13,000,000              $1,400,000
-------------------------------------------------------------------------

*     Adjusted for stock splits.


--------------------------------------------------------------------------------
14 o ALLIANCE GROWTH INVESTORS FUND

----------------------
SECTOR DIVERSIFICATION
----------------------

SECTOR DIVERSIFICATION
April 30, 2000

                                                                      Percent of
                                                     U.S. $ Value     Net Assets
--------------------------------------------------------------------------------
Aerospace & Defense                                  $  2,219,369          1.5%
--------------------------------------------------------------------------------
Basic Industry                                          3,531,701          2.4
--------------------------------------------------------------------------------
Capital Goods                                           1,851,286          1.3
--------------------------------------------------------------------------------
Consumer Manufacturing                                  4,118,977          2.9
--------------------------------------------------------------------------------
Consumer Services                                      12,217,212          8.5
--------------------------------------------------------------------------------
Consumer Staples                                        1,438,632          1.0
--------------------------------------------------------------------------------
Energy                                                  6,285,658          4.4
--------------------------------------------------------------------------------
Finance                                                11,445,460          7.9
--------------------------------------------------------------------------------
Healthcare                                              6,138,415          4.2
--------------------------------------------------------------------------------
Multi Industry                                          2,081,236          1.4
--------------------------------------------------------------------------------
Technology                                             23,769,101         16.4
--------------------------------------------------------------------------------
Utilities                                               2,063,846          1.4
--------------------------------------------------------------------------------
U.S. Government                                        52,019,322         36.0
--------------------------------------------------------------------------------
Total Investments*                                    129,180,215         89.3
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities               15,504,253         10.7
--------------------------------------------------------------------------------
Net Assets                                           $144,684,468        100.0%
--------------------------------------------------------------------------------

*     Excludes short-term obligations.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 15

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2000

                                                               Percent of
Company                                         Value          Net Assets
--------------------------------------------------------------------------
U.S. Treasury Notes                       $37,400,532                59.3%
--------------------------------------------------------------------------
U.S. Treasury Bond, 5.50%, 8/15/28          8,810,316                14.0
--------------------------------------------------------------------------
Nortel Networks Corp.                         475,650                 0.8
--------------------------------------------------------------------------
Harley-Davidson, Inc.                         453,863                 0.7
--------------------------------------------------------------------------
Noble Drilling Corp.                          447,300                 0.7
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                         420,850                 0.7
--------------------------------------------------------------------------
Home Depot, Inc.                              420,469                 0.7
--------------------------------------------------------------------------
Citigroup, Inc.                               413,091                 0.6
--------------------------------------------------------------------------
American International Group, Inc.            398,933                 0.6
--------------------------------------------------------------------------
Cisco Systems, Inc.                           388,238                 0.6
--------------------------------------------------------------------------
                                          $49,629,242                78.7%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2000

                                           -------------------------------
                                                      Shares*
                                           -------------------------------
Purchases                                  Bought        Holdings 4/30/00
--------------------------------------------------------------------------
Circuit City Stores-Circuit City Group      4,900                   4,900
--------------------------------------------------------------------------
Warner-Lambert Co.                          2,300                   2,300
--------------------------------------------------------------------------
AT&T Corp.                                  2,600                   2,600
--------------------------------------------------------------------------
Harley-Davidson, Inc.                       1,800                  11,400
--------------------------------------------------------------------------
CGNU Plc                                    9,800                   9,800
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       2,400                   7,600
--------------------------------------------------------------------------
Noble Drilling Corp.                        3,600                  11,200
--------------------------------------------------------------------------
American International Group, Inc.          1,200                   3,637
--------------------------------------------------------------------------
Target Corp.                                1,800                   5,400
--------------------------------------------------------------------------
Citigroup, Inc.                             2,100                   6,950
--------------------------------------------------------------------------

Sales                                        Sold        Holdings 4/30/00
--------------------------------------------------------------------------
Altadis, SA                                 4,400                      -0-
--------------------------------------------------------------------------
Tyco International Ltd.                     5,400                      -0-
--------------------------------------------------------------------------
Intel Corp.                                 1,100                   2,800
--------------------------------------------------------------------------
Telefonica, SA                              6,700                   2,000
--------------------------------------------------------------------------
Nortel Networks Corp.                       1,400                   4,200
--------------------------------------------------------------------------
Sony Corp.                                  1,000                     300
--------------------------------------------------------------------------
Coca-Cola Co.                               3,300                      -0-
--------------------------------------------------------------------------
Cisco Systems, Inc.                         1,300                   5,600
--------------------------------------------------------------------------
NTT Mobile Communications Network, Inc.         7                       3
--------------------------------------------------------------------------
Nokia Corp.                                 7,400                   2,800
--------------------------------------------------------------------------

*     Adjusted for stock splits.


--------------------------------------------------------------------------------
16 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                          ----------------------
                                                          SECTOR DIVERSIFICATION
                                                          ----------------------

SECTOR DIVERSIFICATION
April 30, 2000

                                                                     Percent of
                                                    U.S. $ Value     Net Assets
--------------------------------------------------------------------------------
Aerospace & Defense                                  $   383,916          0.6%
--------------------------------------------------------------------------------
Basic Industry                                           771,370          1.2
--------------------------------------------------------------------------------
Capital Goods                                            678,457          1.1
--------------------------------------------------------------------------------
Consumer Manufacturing                                   708,995          1.1
--------------------------------------------------------------------------------
Consumer Services                                      1,991,185          3.2
--------------------------------------------------------------------------------
Consumer Staples                                         555,469          0.9
--------------------------------------------------------------------------------
Energy                                                 1,163,035          1.8
--------------------------------------------------------------------------------
Finance                                                2,075,326          3.3
--------------------------------------------------------------------------------
Healthcare                                               795,475          1.3
--------------------------------------------------------------------------------
Multi Industry                                           355,063          0.6
--------------------------------------------------------------------------------
Technology                                             3,055,097          4.8
--------------------------------------------------------------------------------
Utilities                                                553,093          0.9
--------------------------------------------------------------------------------
U.S. Government                                       46,210,848         73.3
--------------------------------------------------------------------------------
Total Investments*                                    59,297,329         94.1
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities               3,767,132          5.9
--------------------------------------------------------------------------------
Net Assets                                           $63,064,461        100.0%
--------------------------------------------------------------------------------

*     Excludes short-term obligations.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 17

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2000

Company                                           Shares      U.S. $ Value
----------------------------------------------------------------------------
Common Stocks - 53.3%

United States Investments - 38.3%

Technology - 12.1%
Communications Equipment - 1.3%
Cisco Systems, Inc.(a)......................      23,200      $  1,608,413
Lucent Technologies, Inc. ..................       4,700           292,281
                                                              ------------
                                                                 1,900,694
                                                              ------------
Computer Hardware - 3.1%
Dell Computer Corp.(a)......................      24,800         1,243,100
Hewlett-Packard Co. ........................      12,900         1,741,500
Intel Corp. ................................      11,600         1,471,025
                                                              ------------
                                                                 4,455,625
                                                              ------------
Computer Peripherals - 1.4%
EMC Corp.(a)................................      14,600         2,028,488
                                                              ------------
Computer Software - 2.1%
Microsoft Corp.(a)..........................      12,700           885,825
Oracle Corp.(a).............................      25,900         2,070,381
                                                              ------------
                                                                 2,956,206
                                                              ------------
Semi-Conductor Components - 4.2%
Altera Corp.(a).............................      19,800         2,024,550
Applied Materials, Inc.(a)..................      20,500         2,087,156
Sanmina Corp.(a)............................      33,200         1,994,075
                                                              ------------
                                                                 6,105,781
                                                              ------------
                                                                17,446,794
                                                              ------------
Consumer Services - 6.8%
Broadcasting/Media - 1.4%
AT&T Corp.- Liberty Media Group Cl.A(a).....      40,700         2,032,456
                                                              ------------
Retail - General Merchandise - 5.4%
Circuit City Stores-Circuit City Group......      21,000         1,235,062
Home Depot, Inc. ...........................      37,100         2,079,919
Target Corp. ...............................      30,700         2,043,469
Wal-Mart Stores, Inc. ......................      43,400         2,403,275
                                                              ------------
                                                                 7,761,725
                                                              ------------
                                                                 9,794,181
                                                              ------------
Finance - 4.7%
Banking - Regional - 0.7%
Bank of America Corp. ......................      21,400         1,048,600
                                                              ------------
Insurance - 3.3%
American International Group, Inc. .........      20,975         2,300,695
Citigroup, Inc. ............................      39,850         2,368,585
                                                              ------------
                                                                 4,669,280
                                                              ------------


--------------------------------------------------------------------------------
18 o ALLIANCE GROWTH INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                           Shares      U.S. $ Value
----------------------------------------------------------------------------
Miscellaneous - 0.7%
MBNA Corp. .................................      38,400      $  1,020,000
                                                              ------------
                                                                 6,737,880
                                                              ------------
Energy - 3.8%
International - 1.1%
Chevron Corp. ..............................       6,600           561,825
Exxon Mobil Corp. ..........................      13,900         1,079,856
                                                              ------------
                                                                 1,641,681
                                                              ------------
Oil Service - 2.7%
Halliburton Co. ............................      30,900         1,365,394
Noble Drilling Corp.(a).....................      64,300         2,567,981
                                                              ------------
                                                                 3,933,375
                                                              ------------
                                                                 5,575,056
                                                              ------------
Health Care - 2.8%
Drugs - 2.4%
Schering-Plough Corp. ......................      47,200         1,902,750
Warner-Lambert Co. .........................      13,500         1,536,469
                                                              ------------
                                                                 3,439,219
                                                              ------------
Medical Products - 0.4%
Johnson & Johnson...........................       8,300           684,750
                                                              ------------
                                                                 4,123,969
                                                              ------------
Basic Industry - 2.0%
Chemicals - 1.0%
Union Carbide Corp. ........................      23,800         1,404,200
                                                              ------------
Mining & Metals - 0.9%
Alcoa, Inc. ................................      21,000         1,362,375
                                                              ------------
Paper & Forest Products - 0.1%
International Paper Co. ....................       3,600           132,300
                                                              ------------
                                                                 2,898,875
                                                              ------------
Consumer Manufacturing - 1.8%
Auto & Related - 1.8%
Harley-Davidson, Inc. ......................      64,400         2,563,925
                                                              ------------
Multi Industry Company - 1.2%
Minnesota Mining & Manufacturing Co. .......      21,000         1,816,500
                                                              ------------
Aerospace & Defense - 1.1%
Aerospace - 1.1%
United Technologies Corp. ..................      26,600         1,654,187
                                                              ------------
Utilities - 0.9%
Telephone Utility - 0.9%
AT&T Corp. .................................       2,400           112,050
MCI WorldCom, Inc.(a).......................      25,350         1,151,840
                                                              ------------
                                                                 1,263,890
                                                              ------------


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 19

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                           Shares      U.S. $ Value
----------------------------------------------------------------------------
Capital Goods - 0.6%
Machinery - 0.6%
Caterpillar, Inc. ..........................       4,900      $    193,244
Honeywell International, Inc. ..............      12,700           711,200
                                                              ------------
                                                                   904,444
                                                              ------------
Consumer Staples - 0.5%
Household Products - 0.4%
The Procter & Gamble Co. ...................       8,900           530,662
                                                              ------------
Tobacco - 0.1%
Philip Morris Companies, Inc. ..............       8,100           177,188
                                                              ------------
                                                                   707,850
                                                              ------------
Total United States Investments
   (cost $46,437,195).......................                    55,487,551
                                                              ------------
Foreign Investments - 15.0%
Canada - 1.1%
Nortel Networks Corp. (ADR).................      14,000         1,585,500
                                                              ------------
Finland - 0.7%
Nokia Corp.(b)..............................      18,400         1,055,501
                                                              ------------
France - 2.2%
Alcatel(b)..................................       1,400           324,549
Banque Nationale de Paris(b)................       7,180           580,280
Carrefour, SA(b)............................       3,740           243,443
Castorama Dubois Investissement, SA(b)......       1,560           340,367
France Telecom, SA(b).......................       2,030           314,100
Sanofi-Synthelabo, SA(b)....................       7,190           268,320
STMicroelectronics NV(b)....................       2,590           494,224
Total Fina Elf(b)...........................       3,160           479,463
                                                              ------------
                                                                 3,044,746
                                                              ------------
Hong Kong - 0.5%
China Telecom (Hong Kong), Ltd. ............      66,000           472,385
Citic Pacific, Ltd. ........................      57,600           264,736
                                                              ------------
                                                                   737,121
                                                              ------------
Ireland - 0.3%
CRH Plc(b)..................................      23,200           371,836
                                                              ------------
Japan - 4.5%
Advantest Corp. ............................       1,600           366,023
Banyu Pharmaceutical Co., Ltd. .............      14,000           308,476
Canon, Inc. ................................      13,000           594,547
Daiwa Securities Group, Inc. ...............      24,000           366,616
Fast Retailing Co., Ltd. ...................       1,200           528,816


--------------------------------------------------------------------------------
20 o ALLIANCE GROWTH INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                           Shares      U.S. $ Value
----------------------------------------------------------------------------
Hoya Corp. .................................       5,000      $    509,188
Kao Corp. ..................................      16,000           487,340
Kawasaki Steel Corp. .......................     220,000           342,175
Nippon Broadcasting System, Inc. ...........       1,000            71,564
NTT Mobile Communications Network, Inc. ....           3           100,264
Omron Corp. ................................      14,000           381,058
Sankyo Co., Ltd. ...........................       1,400            64,028
   New(a)...................................       2,800           124,168
Santen Pharmaceutical Co., Ltd. ............      10,000           221,266
Sony Corp.(a)...............................       1,800           208,304
Sumitomo Trust & Banking Co., Ltd. .........      56,000           409,573
Takeda Chemical Industries, Ltd. ...........       7,000           460,769
TDK Corp. ..................................       2,000           267,926
The Bank of Fukuoka, Ltd. ..................      39,000           257,436
Tokyo Electron, Ltd. .......................       1,000           163,033
Yamanouchi Pharmaceutical Co., Ltd. ........       6,000           317,178
                                                              ------------
                                                                 6,549,748
                                                              ------------
Netherlands - 1.2%
Akzo Nobel NV(b)............................       7,100           290,651
Completel Europe NV(a)(b)...................       6,320           110,889
Equant NV(a)(b).............................       2,884           223,250
ING Groep NV(b).............................      10,500           572,924
Koninklijke (Royal) Philips
  Electronics NV(b) ........................      10,000           446,095
Libertel NV(a)(b)...........................       6,300           110,538
United Pan-Europe Communications NV(a)(b)...         180             6,550
                                                              ------------
                                                                 1,760,897
                                                              ------------
South Korea - 0.6%
Samsung Electronics Co., Ltd. (GDR)(c)......       5,310           850,928
                                                              ------------
Spain - 0.3%
Repsol, SA(b)...............................      11,300           231,139
Telefonica, SA(b)...........................      11,800           262,606
                                                              ------------
                                                                   493,745
                                                              ------------
Sweden - 0.3%
Securitas AB Series B.......................      16,900           437,296
                                                              ------------
Switzerland - 0.4%
ABB, Ltd. ..................................       5,032           564,606
                                                              ------------
United Kingdom - 2.9%
Bank of Scotland............................      11,700           104,197
British Aerospace Plc.......................      91,900           565,181
British Sky Broadcasting Group Plc..........       6,100           149,584
CGNU Plc....................................      60,400           866,107
Invensys Plc................................         244             1,178
Reuters Group Plc...........................       8,050           144,260
Royal Bank of Scotland Group Plc............      13,422           209,392
Slough Estates Plc..........................      57,600           319,262


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 21

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
---------------------------------------------------------------------------
SmithKline Beecham Plc......................      32,000   $       438,437
Standard Chartered Plc......................      43,300           584,497
Vodafone AirTouch Plc.......................     183,361           839,323
                                                              ------------
                                                                 4,221,418
                                                              ------------
Total Foreign Investments
   (cost $18,153,003).......................                    21,673,342
                                                              ------------

Total Common Stocks
   (cost $64,590,198).......................                    77,160,893
                                                              ------------
Debt Obligations - 36.0%
U.S. Government Obligations - 36.0%
U.S. Treasury Bond
   6.375%, 8/15/27..........................     $ 7,700         7,862,393
U.S. Treasury Notes
   3.625%, 1/15/08(d).......................      14,388        14,019,116
   4.75%, 11/15/08..........................       3,100         2,768,207
   5.50%, 8/31/01...........................      13,180        12,986,386
   5.625%, 2/15/06..........................       4,530         4,339,604
   6.50%, 8/31/01...........................       1,400         1,396,934
   6.875%, 5/15/06(b).......................         380           386,175
   7.25%, 5/15/04...........................       8,080         8,260,507
                                                              ------------
Total Debt Obligations
   (cost $51,770,875).......................                    52,019,322
                                                              ------------
Short-Term Investments -  8.8%
Time Deposit - 6.7%
State Street Euro Dollar
   5.50%, 5/01/00...........................       9,617         9,617,000
                                                              ------------
U.S. Government Agency Obligation - 2.1%
Federal Home Loan Bank
   5.38%, 5/03/00...........................       3,100         3,099,029
                                                              ------------
Total Short-Term Investments
   (amortized cost $12,716,029).............                    12,716,029
                                                              ------------
Total Investments - 98.1%
   (cost $129,077,102)......................                   141,896,244
Other assets less liabilities - 1.9%........                     2,788,224
                                                              ------------

Net Assets - 100%...........................                  $144,684,468
                                                              ============


--------------------------------------------------------------------------------
22 o ALLIANCE GROWTH INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

(a)   Non-income producing security.

(b) Securities, or portion thereof, with an aggregate market value of $7,112,900 have been segregated to collateralize forward exchange currency contracts.

(c) Securities exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At April 30, 2000, the aggregate market value of this security amounted to $850,928 or 0.6% of net assets.

(d)   Treasury Inflation Protection Securities.

      Glossary of Terms:

      ADR - American Depositary Receipt

      GDR - Global Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 23

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2000

Company                                           Shares      U.S. $ Value
----------------------------------------------------------------------------
Common Stocks - 20.8%

United States Investments - 14.5%

Technology - 2.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.(a)......................       5,600      $    388,238
Lucent Technologies, Inc. ..................       4,000           248,750
                                                              ------------
                                                                   636,988
                                                              ------------
Computer Hardware - 1.5%
Dell Computer Corp.(a)......................       5,700           285,712
Hewlett-Packard Co. ........................       2,300           310,500
Intel Corp. ................................       2,800           355,075
                                                              ------------
                                                                   951,287
                                                              ------------
Computer Software - 0.4%
Microsoft Corp.(a)..........................       3,300           230,175
                                                              ------------
                                                                 1,818,450
                                                              ------------
Consumer Services - 2.3%
Retail - General Merchandise - 2.3%
Circuit City Stores-Circuit City Group......       4,900           288,181
Home Depot, Inc. ...........................       7,500           420,469
Target Corp. ...............................       5,400           359,437
Wal-Mart Stores, Inc. ......................       7,600           420,850
                                                              ------------
                                                                 1,488,937
                                                              ------------
Finance - 1.9%
Banking - Regional - 0.4%
Bank of America Corp. ......................       4,900           240,100
                                                              ------------
Insurance - 1.3%
American International Group, Inc. .........       3,637           398,933
Citigroup, Inc. ............................       6,950           413,091
                                                              ------------
                                                                   812,024
                                                              ------------
Miscellaneous - 0.2%
MBNA Corp. .................................       6,399           169,973
                                                              ------------
                                                                 1,222,097
                                                              ------------
Energy - 1.7%
International - 0.6%
Chevron Corp. ..............................       2,200           187,275
Exxon Mobil Corp. ..........................       2,300           178,681
                                                              ------------
                                                                   365,956
                                                              ------------
Oil Service - 1.1%
Halliburton Co. ............................       5,400           238,613
Noble Drilling Corp.(a).....................      11,200           447,300
                                                              ------------
                                                                   685,913
                                                              ------------
                                                                 1,051,869
                                                              ------------


--------------------------------------------------------------------------------
24 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                           Shares      U.S. $ Value
----------------------------------------------------------------------------

Basic Industry - 1.0%
Chemicals - 0.4%
Union Carbide Corp. ........................       4,100      $    241,900
                                                              ------------
Mining & Metals - 0.4%
Alcoa, Inc. ................................       3,600           233,550
                                                              ------------
Paper & Forest Products - 0.2%
International Paper Co. ....................       3,900           143,325
                                                              ------------
                                                                   618,775
                                                              ------------
Health Care - 0.9%
Drugs - 0.4%
Warner-Lambert Co. .........................       2,300           261,769
                                                              ------------
Medical Products - 0.5%
Johnson & Johnson...........................       3,600           297,000
                                                              ------------
                                                                   558,769
                                                              ------------
Capital Goods - 0.8%
Machinery - 0.8%
Caterpillar, Inc. ..........................       5,400           212,962
Honeywell International, Inc. ..............       5,700           319,200
                                                              ------------
                                                                   532,162
                                                              ------------
Consumer Manufacturing - 0.7%
Auto & Related - 0.7%
Harley-Davidson, Inc. ......................      11,400           453,863
                                                              ------------
Consumer Staples - 0.7%
Household Products - 0.4%
The Procter & Gamble Co. ...................       3,900           232,538
                                                              ------------
Tobacco - 0.3%
Philip Morris Companies, Inc. ..............       8,800           192,500
                                                              ------------
                                                                   425,038
                                                              ------------
Utilities - 0.6%
Telephone Utility - 0.6%
AT&T Corp. .................................       2,600           121,388
MCI WorldCom, Inc.(a).......................       5,800           263,537
                                                              ------------
                                                                   384,925
                                                              ------------
Multi Industry Company - 0.5%
Minnesota Mining & Manufacturing Co. .......       3,600           311,400
                                                              ------------
Aerospace & Defense - 0.5%
Aerospace - 0.5%
United Technologies Corp. ..................       4,700           292,281
                                                              ------------
Total United States Investments
   (cost $8,325,659)........................                     9,158,566
                                                              ------------


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 25

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                           Shares      U.S. $ Value
----------------------------------------------------------------------------

Foreign Investments - 6.3%
Canada - 0.8%
Nortel Networks Corp. (ADR).................       4,200      $    475,650
                                                              ------------
Finland - 0.3%
Nokia Corp.(b)..............................       2,800           160,620
Sonera Oyj(b)...............................         650            35,750
                                                              ------------
                                                                   196,370
                                                              ------------
France - 0.8%
Alcatel(b)..................................         200            46,364
Banque Nationale de Paris(b)................       1,160            93,750
Carrefour, SA(b)............................         600            39,055
Castorama Dubois Investissement, SA(b)......         240            52,364
France Telecom, SA(b).......................         330            51,061
Sanofi-Synthelabo, SA(b)....................       1,170            43,663
STMicroelectronics NV(b)....................         420            80,144
Total Fina Elf(b)...........................         490            74,347
                                                              ------------
                                                                   480,748
                                                              ------------
Hong Kong - 0.2%
China Telecom (Hong Kong), Ltd..............      10,700            76,584
Citic Pacific, Ltd. ........................       9,500            43,663
Culturecom Holdings, Ltd.(a)................     122,000            18,169
Sunevision Holdings, Ltd.(a)................       2,000             2,606
                                                              ------------
                                                                   141,022
                                                              ------------
Ireland - 0.1%
CRH Plc(b)..................................       3,800            60,904
                                                              ------------
Japan - 1.6%
Advantest Corp. ............................         300            68,629
Banyu Pharmaceutical Co., Ltd. .............       2,000            44,068
Canon, Inc. ................................       2,000            91,469
Daiwa Securities Group, Inc. ...............       5,000            76,378
Fast Retailing Co., Ltd. ...................         200            88,136
Hoya Corp. .................................       1,000           101,838
Kao Corp. ..................................       3,000            91,376
Kawasaki Steel Corp.........................      32,000            49,771
NTT Mobile Communications Network, Inc. ....           3           100,264
Omron Corp. ................................       2,000            54,437
Sankyo Co., Ltd. ...........................         200             9,147
   New(a)...................................         500            22,173
Santen Pharmaceutical Co., Ltd. ............       1,000            22,126
Sony Corp.(a)...............................         300            34,717
Sumitomo Trust & Banking Co., Ltd. .........       9,000            65,824
The Bank of Fukuoka, Ltd. ..................       7,000            46,207
Yamanouchi Pharmaceutical Co., Ltd. ........       1,000            52,863
                                                              ------------
                                                                 1,019,423
                                                              ------------


--------------------------------------------------------------------------------
26 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                           Shares      U.S. $ Value
----------------------------------------------------------------------------

Netherlands - 0.5%
Akzo Nobel NV(b)............................       1,100      $     45,031
Completel Europe NV(a)(b)...................       1,260            22,108
Equant NV(a)(b).............................         476            36,847
ING Groep NV(b).............................       1,870           102,035
Koninklijke (Royal) Philips
  Electronics NV(b).........................       1,600            71,375
Libertel NV(a)(b)...........................       1,000            17,546
United Pan-Europe Communications NV(a)(b)...         620            22,562
                                                              ------------
                                                                   317,504
                                                              ------------
South Korea - 0.2%
Samsung Electronics Co., Ltd. (GDR)(c)......         780           124,995
                                                              ------------
Spain - 0.1%
Repsol, SA(b)...............................       1,800            36,819
Telefonica, SA(b)...........................       2,000            44,509
                                                              ------------
                                                                    81,328
                                                              ------------
Sweden - 0.2%
Securitas AB Series B.......................       2,700            69,864
Telefonaktiebolaget (LM) Ericsson Series B..         700            62,224
                                                              ------------
                                                                   132,088
                                                              ------------
Switzerland - 0.2%
ABB, Ltd. ..................................         817            91,670
                                                              ------------
United Kingdom - 1.3%
Bank of Scotland............................       8,700            77,480
Billiton Plc................................       8,000            29,769
British Aerospace Plc.......................      14,900            91,634
British Sky Broadcasting Group Plc..........       1,000            24,522
CGNU Plc....................................       9,800           140,527
Invensys Plc................................          39               188
Reuters Group Plc...........................       1,300            23,297
Rio Tinto Plc...............................       1,800            28,025
Royal Bank of Scotland Group Plc............       2,216            34,571
Slough Estates Plc..........................       9,400            52,102
SmithKline Beecham Plc......................       5,400            73,986
Standard Chartered Plc......................       7,000            94,492
Vodafone AirTouch Plc.......................      29,628           135,620
                                                              ------------
                                                                   806,213
                                                              ------------
Total Foreign Investments
   (cost $3,519,556)........................                     3,927,915
                                                              ------------
Total Common Stocks
   (cost $11,845,215).......................                    13,086,481
                                                              ------------


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 27

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
---------------------------------------------------------------------------

Debt Obligations - 73.3%
U.S. Government Obligations - 73.3%
U.S. Treasury Bond
   5.50%, 8/15/28...........................     $ 9,700      $  8,810,316
U.S. Treasury Notes
   3.875%, 1/15/09(d).......................       6,052         5,993,473
   4.75%, 2/15/04...........................       8,500         7,987,365
   4.75%, 11/15/08(b).......................       3,200         2,857,504
   6.50%, 8/31/01...........................      15,795        15,760,409
   6.875%, 5/15/06..........................       4,725         4,801,781
                                                              ------------
Total Debt Obligations
   (cost $47,264,495).......................                    46,210,848
                                                              ------------
Short-Term Investment -  3.6%
Time Deposit - 3.6%
State Street Euro Dollar
   5.50%, 5/01/00
   (amortized cost $2,292,000)..............       2,292         2,292,000
                                                              ------------
Total Investments - 97.7%
   (cost $61,401,710).......................                    61,589,329
Other assets less liabilities -  2.3%.......                     1,475,132
                                                              ------------

Net Assets - 100%...........................                  $ 63,064,461
                                                              ============

(a)   Non-income producing security

(b) Securities, or portion thereof, with an aggregate market value of $3,994,358 have been segregated to collateralize forward exchange currency contracts.

(c) Securities exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At April 30, 2000, the aggregate market value of this security amounted to $124,995 or 0.2% of net assets.

(d)   Treasury Inflation Protection Securities.

      Glossary of Terms:

      ADR - American Depositary Receipt

      GDR - Global Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2000

                                                      Growth       Conservative
                                                  Investors Fund  Investors Fund
                                                  ==============  ==============
Assets
Investments in securities, at value
   (cost $129,077,102 and $61,401,710,
   respectively) ................................   $141,896,244   $ 61,589,329
Cash ............................................            204            849
Foreign cash, at value (cost $2,574,448
   and $241,899, respectively) ..................      2,514,399        239,863
Receivable for investment securities sold .......     13,933,250        122,847
Interest and dividends receivable ...............        866,187        669,744
Receivable for shares of beneficial interest
   sold .........................................        434,069        686,105
Unrealized appreciation of forward
   exchange currency contracts ..................        418,234         84,131
Foreign taxes receivable ........................         41,458          6,548
                                                    ------------   ------------
Total assets ....................................    160,104,045     63,399,416
                                                    ------------   ------------
Liabilities
Payable for investment securities
   purchased ....................................     14,689,709         82,216
Payable for shares of beneficial interest
   redeemed .....................................        378,296         83,437
Advisory fee payable ............................         89,403          9,947
Distribution fee payable ........................         87,703         39,310
Accrued expenses ................................        174,466        120,045
                                                    ------------   ------------
Total liabilities ...............................     15,419,577        334,955
                                                    ------------   ------------
Net Assets ......................................   $144,684,468   $ 63,064,461
                                                    ============   ============
Composition of Net Assets
Shares of beneficial interest, at par ...........   $         97   $         55
Additional paid-in capital ......................    121,102,685     60,678,520
Undistributed net investment income (loss) ......          1,240        (56,854)
Accumulated net realized gain on
   investments and foreign currency
   transactions .................................     10,424,108      2,182,140
Net unrealized appreciation of investments
   and foreign currency denominated assets
   and liabilities ..............................     13,156,338        260,600
                                                    ------------   ------------
                                                    $144,684,468   $ 63,064,461
                                                    ============   ============

See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 29

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                      Growth       Conservative
                                                  Investors Fund  Investors Fund
                                                  ==============  ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per
   share ($54,508,770 / 3,682,305 and
   $21,648,412 / 1,911,264 shares of
   beneficial interest issued and
   outstanding, respectively)...........                  $14.80         $11.33
Sales charge--4.25% of public offering
   price................................                     .66            .50
                                                          ------         ------
Maximum offering price..................                  $15.46         $11.83
                                                          ======         ======
Class B Shares
Net asset value and offering price per
   share ($78,762,004 / 5,270,938 and
   $34,952,205 / 3,019,835 shares of
   beneficial interest issued and
   outstanding, respectively)...........                  $14.94         $11.57
                                                          ======         ======
Class C Shares
Net asset value and offering price per
   share ($11,413,694 / 763,226 and
   $6,463,844 / 558,186 shares of
   beneficial interest issued and
   outstanding, respectively)...........                  $14.95         $11.58
                                                          ======         ======

See notes to financial statements.


--------------------------------------------------------------------------------
30 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Year Ended April 30, 2000

                                                     Growth        Conservative
                                                 Investors Fund   Investors Fund
                                                 ==============   ==============
Investment Income
Interest .....................................    $  3,870,142     $  3,015,849
Dividends (net of foreign tax withheld of
   $51,112 and $8,072, respectively) .........         796,913          122,211
                                                  ------------     ------------
Total income .................................       4,667,055        3,138,060
                                                  ------------     ------------
Expenses
Advisory fee .................................       1,037,700          457,144
Distribution fee - Class A ...................         152,573           61,487
Distribution fee - Class B ...................         765,406          345,694
Distribution fee - Class C ...................         109,616           58,875
Transfer agency ..............................         262,439          123,979
Custodian ....................................         123,678          117,721
Printing .....................................          85,243           46,303
Audit and legal ..............................          49,684           42,507
Registration .................................          37,596           35,975
Trustees' fees ...............................          18,000           18,000
Miscellaneous ................................           7,601            4,131
                                                  ------------     ------------
Total expenses ...............................       2,649,536        1,311,816
Less: expenses waived and assumed by
   adviser (See Note B) ......................              -0-        (169,640)
Less: expense offset arrangement
   (See Note B) ..............................         (14,084)          (5,642)
                                                  ------------     ------------
Net expenses .................................       2,635,452        1,136,534
                                                  ------------     ------------
Net investment income ........................       2,031,603        2,001,526
                                                  ------------     ------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized gain on investment
   transactions ..............................      21,019,667        3,626,854
Net realized loss on foreign currency
   transactions ..............................        (433,011)        (256,746)
Net change in unrealized
   appreciation/depreciation of:
     Investments .............................     (11,238,919)      (3,008,316)
     Foreign currency denominated assets
       and liabilities .......................         344,199           75,996
                                                  ------------     ------------
Net gain on investments and foreign
   currency transactions .....................       9,691,936          437,788
                                                  ------------     ------------
Net Increase in Net Assets
   from Operations ...........................    $ 11,723,539     $  2,439,314
                                                  ============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 31

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                Year Ended         Year Ended
                                               April 30, 2000    April 30, 1999
                                               ==============    ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ......................    $   2,031,603     $     749,748
Net realized gain on investments and
   foreign currency transactions ...........       20,586,656        12,769,703
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities ......      (10,894,720)        4,691,829
                                                -------------     -------------
Net increase in net assets from
   operations ..............................       11,723,539        18,211,280
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A .................................         (916,889)         (418,359)
   Class B .................................         (566,024)         (295,401)
   Class C .................................          (86,672)          (35,988)
Distribution in excess of net investment
   income
   Class A .................................               -0-         (214,001)
   Class B .................................               -0-         (150,826)
   Class C .................................               -0-          (17,942)
Net realized gain on investments
   Class A .................................       (6,542,816)       (3,526,765)
   Class B .................................       (9,501,774)       (6,296,282)
   Class C .................................       (1,454,949)         (761,076)
Transactions in Shares of Beneficial
Interest
Net increase ...............................       16,940,718        14,418,907
                                                -------------     -------------
Total increase .............................        9,595,133        20,913,547
Net Assets
Beginning of year ..........................      135,089,335       114,175,788
                                                -------------     -------------
End of year (including undistributed net
   investment income of $1,240 at
   April 30, 2000) .........................    $ 144,684,468     $ 135,089,335
                                                =============     =============

See notes to financial statements.


--------------------------------------------------------------------------------
32 o ALLIANCE GROWTH INVESTORS FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                  Year Ended        Year Ended
                                                April 30, 2000    April 30, 1999
                                                ==============    ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................    $  2,001,526     $  1,273,397
Net realized gain on investments and
   foreign currency transactions .............       3,370,108        3,425,696
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assetsand liabilities .........      (2,932,320)      (1,015,940)
                                                  ------------     ------------
Net increase in net assets from
   operations ................................       2,439,314        3,683,153
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ...................................        (696,587)        (466,063)
   Class B ...................................        (940,204)        (687,634)
   Class C ...................................        (158,175)        (119,700)
Distribution in excess of net investment
   income
   Class A ...................................              -0-         (61,173)
   Class B ...................................              -0-         (89,189)
   Class C ...................................              -0-         (15,332)
Net realized gain on investments
   Class A ...................................      (1,144,836)        (804,489)
   Class B ...................................      (1,918,554)      (1,442,985)
   Class C ...................................        (317,621)        (254,273)
Transactions in Shares of Beneficial
Interest
Net increase .................................      10,442,988       11,307,818
                                                  ------------     ------------
Total increase ...............................       7,706,325       11,050,133
Net Assets
Beginning of year ............................      55,358,136       44,308,003
                                                  ------------     ------------
End of year ..................................    $ 63,064,461     $ 55,358,136
                                                  ============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 33

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2000

NOTE A
Significant Accounting Policies

Alliance Growth Investors Fund and Alliance Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or, if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on the Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
34 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest, dividends and foreign tax reclaims recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The Funds do not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 35

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

During the current fiscal year, the Growth Investors Fund had permanent differences, primarily due to foreign currency losses and a sell of a passive foreign investment company, which resulted in a net decrease in undistributed net investment income and a corresponding increase in accumulated net realized gain on investments and foreign currency transactions. During the current fiscal year, the Conservative Investors Fund had permanent differences, primarily due to foreign currency losses, which resulted in a net decrease in undistributed net investment income and a corresponding increase in accumulated net realized gain on investments and foreign currency transactions. These reclassifications had no effect on net assets.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.40%, 2.10%, and 2.10% of the daily average net assets for Class A, Class B and Class C shares, respectively, of the Conservative Investors Fund. For the year ended April 30, 2000, such reimbursement amounted to $169,640 for the Conservative Investors Fund.

The Funds compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $197,912 and $79,994 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the year ended April 30, 2000.

For the year ended April 30, 2000, the Funds' expenses were reduced by $14,084 and $5,642 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under an expense offset arrangements with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of each Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $53,762 from the sales of Class A shares and $90,968 and $5,062 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended April 30, 2000


--------------------------------------------------------------------------------
36 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

for the Growth Investors Fund. The Distributor also received front-end sales charges of $27,135 from the sales of Class A shares and $67,160 and $2,767 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended April 30, 2000 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the year ended April 30, 2000 amounted to $203,338 and $26,619 for the Growth Investors and Conservative Investors Funds, respectively, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

Accrued expenses includes amounts owed to one of the Trustees under a deferred compensation plan of $21,278 and $22,650 respectively, for the Growth Investors and Conservative Investors Funds, respectively.

NOTE C

Distribution Plans

The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggre-


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 37

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

gated $124,148,508 and $131,638,955, respectively, for the year ended April 30, 2000. There were purchases of $85,488,846 and sales of $60,337,906 of U.S. government and government agency securities for the year ended April 30, 2000. At April 30, 2000, the cost of investments for federal income tax purposes for the Growth Investors Fund was $130,593,759. Gross unrealized appreciation of investments was $13,368,412 and gross unrealized depreciation of investments was $2,065,927 resulting in net unrealized appreciation of $11,302,485 (excluding foreign currency transactions).

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $16,482,456 and $15,513,816, respectively, for the year ended April 30, 2000. There were purchases of $36,561,023 and sales/maturity of $16,867,791 of U.S. government and government agency obligations for the year ended April 30, 2000. At April 30, 2000, the cost of investments for federal income tax purposes for the Conservative Investors Fund was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $2,036,555 and gross unrealized depreciation of investments was $1,848,936 resulting in net unrealized appreciation of $187,619 (excluding foreign currency transactions).

The Conservative Investors Fund incurred and elected to defer post October currency losses of $135,653 for the year ended April 30, 2000. To the extent that any post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

1. Forward Exchange Currency Contracts

The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts held are recorded for financial reporting purposes as unrealized gains or losses by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Funds having a value equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the


--------------------------------------------------------------------------------
38 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Funds have in that particular currency contract.

At April 30, 2000, the outstanding forward exchange currency contracts for the Growth Investors Fund and the Conservative Investors Fund were as follows:

                                            U.S. $
                           Contract       Value on        U.S. $      Unrealized
                             Amount    Origination       Current    Appreciation
                               (000)          Date         Value  (Depreciation)
                           -----------------------------------------------------

Growth Investors Fund

Forward Exchange Currency
  Sale Contracts

Euros, settling 6/16/00        7,292    $7,069,806    $6,651,572       $418,234
                                                                       --------

                                            U.S. $
                           Contract       Value on        U.S. $      Unrealized
                             Amount    Origination       Current    Appreciation
                               (000)          Date         Value  (Depreciation)
                           -----------------------------------------------------
Conservative Investors Fund

Forward Exchange Currency
  Buy Contracts

Euros, settling 6/16/00         558     $  525,000    $  509,211       $(15,789)

Forward Exchange Currency
  Sale Contracts

Euros, settling 6/16/00       1,742      1,689,045     1,589,125         99,920
                                                                       --------
                                                                       $ 84,131
                                                                       --------
2. Financial Futures Contracts

The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse affects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At April 30, 2000, the Funds had no outstanding futures contracts.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 39

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                     Alliance Growth Investors Fund
                     ---------------------------   -----------------------------
                                Shares                         Amount
                     ---------------------------   -----------------------------
                      Year Ended     Year Ended      Year Ended      Year Ended
                       April 30,      April 30,       April 30,       April 30,
                            2000           1999            2000            1999
                     -----------------------------------------------------------
Class A
Shares sold            1,607,101        566,266    $ 24,612,346    $  8,776,626
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          505,587        281,053       7,124,017       4,047,170
--------------------------------------------------------------------------------
Shares converted
  from Class B           228,015        510,928       3,507,013       7,806,714
--------------------------------------------------------------------------------
Shares redeemed       (1,691,118)      (527,391)    (25,813,183)     (8,032,657)
--------------------------------------------------------------------------------
Net increase             649,585        830,856    $  9,430,193    $ 12,597,853
================================================================================

Class B
Shares sold            1,149,517        964,442    $ 17,358,195    $ 14,830,200
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          683,528        453,061       9,753,980       6,573,928
--------------------------------------------------------------------------------
Shares converted
  to Class A            (226,710)      (509,338)     (3,507,013)     (7,806,714)
--------------------------------------------------------------------------------
Shares redeemed       (1,220,053)      (827,094)    (18,489,541)    (12,604,631)
--------------------------------------------------------------------------------
Net increase             386,282         81,071    $  5,115,621    $    992,783
================================================================================

Class C
Shares sold              373,595        210,668    $  5,705,996    $  3,218,152
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          105,627         54,989       1,508,379         798,413
--------------------------------------------------------------------------------
Shares redeemed         (321,515)      (211,237)     (4,819,471)     (3,188,294)
--------------------------------------------------------------------------------
Net increase             157,707         54,420    $  2,394,904    $    828,271
================================================================================


--------------------------------------------------------------------------------
40 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                                Alliance Conservative Investors Fund
                     ---------------------------   -----------------------------
                                Shares                         Amount
                     ---------------------------   -----------------------------
                     Year Ended      Year Ended      Year Ended      Year Ended
                      April 30,       April 30,       April 30,       April 30,
                           2000            1999            2000            1999
                     -----------------------------------------------------------
Class A
Shares sold             548,247         346,984    $  6,333,105    $  4,157,099
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions         155,862         107,403       1,749,897       1,256,931
--------------------------------------------------------------------------------
Shares converted
  from Class B          136,551         390,356       1,592,955       4,672,943
--------------------------------------------------------------------------------
Shares redeemed        (486,067)       (267,054)     (5,605,325)     (3,183,427)
--------------------------------------------------------------------------------
Net increase            354,593         577,689    $  4,070,632    $  6,903,546
================================================================================

Class B
Shares sold           1,216,848       1,094,428    $ 14,490,361    $ 13,349,393
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions         235,528         173,141       2,699,581       2,068,607
--------------------------------------------------------------------------------
Shares converted
  to Class A           (133,744)       (388,535)     (1,592,955)     (4,672,943)
--------------------------------------------------------------------------------
Shares redeemed        (870,515)       (639,564)    (10,248,789)     (7,883,521)
--------------------------------------------------------------------------------
Net increase            448,117         239,470    $  5,348,198    $  2,861,536
================================================================================

Class C
Shares sold             256,584         216,203    $  3,008,519    $  2,631,544
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          38,615          30,304         442,931         362,040
--------------------------------------------------------------------------------
Shares redeemed        (206,128)       (118,770)     (2,427,292)     (1,450,848)
--------------------------------------------------------------------------------
Net increase             89,071         127,737    $  1,024,158    $  1,542,736
================================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the year ended April 30, 2000.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 41

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each
Year

                                             ----------------------------------------------------------------------------------
                                                                                  Class A
                                             ----------------------------------------------------------------------------------
                                                                           Year Ended April 30,
                                                2000              1999              1998              1997              1996
                                             ----------------------------------------------------------------------------------
Net asset value, beginning of year ....       $15.80            $15.09            $13.12            $14.08            $12.08
                                             ----------------------------------------------------------------------------------
Income From Investment Operations
Net investment income .................          .29(a)            .17(a)            .12(a)            .16(a)(b)         .10(b)
Net realized and unrealized gain on
  investment transactions .............         1.05              2.20              3.34               .76              2.75
                                             ----------------------------------------------------------------------------------
Net increase in net asset value from
  operations ..........................         1.34              2.37              3.46               .92              2.85
                                             ----------------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..         (.29)             (.16)             (.16)             (.19)             (.26)
Distributions in excess of net
  investment income ...................           -0-             (.09)               -0-               -0-               -0-
Distributions from net realized gains .        (2.05)            (1.41)            (1.33)            (1.69)             (.59)
                                             ----------------------------------------------------------------------------------
Total dividends and distributions .....        (2.34)            (1.66)            (1.49)            (1.88)             (.85)
                                             ----------------------------------------------------------------------------------
Net asset value, end of year ..........       $14.80            $15.80            $15.09            $13.12            $14.08
                                             ==================================================================================
Total Return
Total investment return based on net
  asset value(c) ......................         9.19%            16.81%            27.96%             6.69%            23.87%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)      $54,509           $47,917           $33,222           $27,453           $30,608
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ....................         1.46%(d)          1.56%(d)          1.60%(d)          1.56%(d)          1.40%
  Expenses, before waivers/
    reimbursements ....................         1.46%             1.56%             1.60%             1.73%             1.65%
  Net investment income ...............         1.93%             1.12%              .81%             1.14%             2.02%
Portfolio turnover rate ...............          155%               84%              137%              133%              209%

See footnote summary on page 47.


--------------------------------------------------------------------------------
42 o ALLIANCE GROWTH INVESTORS FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each
Year

                                             ------------------------------------------------------------------------------------
                                                                                 Class B
                                             ------------------------------------------------------------------------------------
                                                                           Year Ended April 30,
                                                2000              1999              1998              1997                1996
                                             ------------------------------------------------------------------------------------
Net asset value, beginning of year ....       $15.88            $15.12            $13.11            $14.08              $12.09
                                             ------------------------------------------------------------------------------------
Income From Investment Operations
Net investment income .................          .18(a)            .06(a)            .01(a)            .06(a)(b)           .06(b)
Net realized and unrealized gain on
  investment transactions .............         1.05              2.21              3.35               .77                2.70
                                             ------------------------------------------------------------------------------------
Net increase in net asset value from
  operations ..........................         1.23              2.27              3.36               .83                2.76
                                             ------------------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..         (.12)             (.07)             (.02)             (.11)               (.18)
Distributions in excess of net
  investment income ...................           -0-             (.03)               -0-               -0-                 -0-
Distributions from net realized gains .        (2.05)            (1.41)            (1.33)            (1.69)               (.59)
                                             ------------------------------------------------------------------------------------
Total dividends and distributions .....        (2.17)            (1.51)            (1.35)            (1.80)               (.77)
                                             ------------------------------------------------------------------------------------
Net asset value, end of year ..........       $14.94            $15.88            $15.12            $13.11              $14.08
                                             ====================================================================================
Total Return
Total investment return based on net
  asset value(c) ......................         8.39%            15.96%            27.04%             5.98%              23.06%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)      $78,762           $77,554           $72,618           $61,709             $59,978
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ....................         2.18%(d)          2.29%(d)          2.31%(d)          2.27%(d)            2.10%
  Expenses, before waivers/
    reimbursements ....................         2.18%             2.29%             2.31%             2.44%               2.35%
  Net investment income ...............         1.20%              .39%              .10%              .42%               1.15%
Portfolio turnover rate ...............          155%               84%              137%              133%                209%

See footnote summary on page 47.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 43

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each
Year

                                             ---------------------------------------------------------------------------------
                                                                                 Class C
                                             ---------------------------------------------------------------------------------
                                                                           Year Ended April 30,
                                                2000              1999             1998             1997               1996
                                             ---------------------------------------------------------------------------------
Net asset value, beginning of year ....       $15.88            $15.13           $13.12           $14.09             $12.10
                                             ---------------------------------------------------------------------------------
Income From Investment Operations
Net investment income .................          .18(a)            .06(a)           .02(a)           .06(a)(b)          .06(b)
Net realized and unrealized gain on
  investment transactions .............         1.06              2.20             3.34              .77               2.70
                                             ---------------------------------------------------------------------------------
Net increase in net asset value from
  operations ..........................         1.24              2.26             3.36              .83               2.76
                                             ---------------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..         (.12)             (.07)            (.02)            (.11)              (.18)
Distributions in excess of net
  investment income ...................           -0-             (.03)              -0-              -0-                -0-
Distributions from net realized gains .        (2.05)            (1.41)           (1.33)           (1.69)              (.59)
                                             ---------------------------------------------------------------------------------
Total dividends and distributions .....        (2.17)            (1.51)           (1.35)           (1.80)              (.77)
                                             ---------------------------------------------------------------------------------
Net asset value, end of year ..........       $14.95            $15.88           $15.13           $13.12             $14.09
                                             =================================================================================
Total Return
Total investment return based on net
  asset value(c) ......................         8.45%            15.88%           27.02%            5.97%             23.04%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)      $11,414            $9,618           $8,336           $6,033             $5,915
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ....................         2.17%(d)          2.28%(d)         2.30%(d)         2.28%(d)           2.10%
  Expenses, before waivers/
    reimbursements ....................         2.17%             2.28%            2.30%            2.43%              2.36%
  Net investment income ...............         1.21%              .40%             .11%             .42%              1.15%
Portfolio turnover rate ...............          155%               84%             137%             133%               209%

See footnote summary on page 47.


--------------------------------------------------------------------------------
44 o ALLIANCE GROWTH INVESTORS FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each
Year

                                             --------------------------------------------------------------------------------
                                                                                  Class A
                                             --------------------------------------------------------------------------------
                                                                           Year Ended April 30,
                                                2000              1999              1998              1997              1996
                                             --------------------------------------------------------------------------------
Net asset value, beginning of year ....       $11.88            $11.97            $11.31            $11.14            $10.38
                                             --------------------------------------------------------------------------------
Income From Investment Operations
Net investment income(b) ..............          .44(a)            .38(a)            .39(a)            .41(a)            .51
Net realized and unrealized gain on
  investment transactions .............          .07               .61              1.54               .46               .80
                                             --------------------------------------------------------------------------------
Net increase in net asset value from
  operations ..........................          .51               .99              1.93               .87              1.31
                                             --------------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..         (.40)             (.38)             (.43)             (.45)             (.55)
Distributions in excess of net
  investment income ...................           -0-             (.05)               -0-               -0-               -0-
Distributions from net realized gains .         (.66)             (.65)             (.84)             (.25)               -0-
                                             --------------------------------------------------------------------------------
Total dividends and distributions .....        (1.06)            (1.08)            (1.27)             (.70)             (.55)
                                             --------------------------------------------------------------------------------
Net asset value, end of year ..........       $11.33            $11.88            $11.97            $11.31            $11.14
                                             ================================================================================
Total Return
Total investment return based on net
  asset value(c) ......................         4.50%             8.59%            17.87%             7.90%            12.69%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)      $21,648           $18,493           $11,715           $11,860           $14,161
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ....................         1.41%(d)          1.41%(d)          1.41%(d)          1.40%(d)          1.40%
  Expenses, before waivers/
    reimbursements ....................         1.67%             1.74%             1.91%             1.90%             1.73%
  Net investment income(b) ............         3.75%             3.17%             3.33%             3.66%             4.43%
Portfolio turnover rate ...............           54%              105%              138%              174%              267%

See footnote summary on page 47.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 45

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each
Year

                                             --------------------------------------------------------------------------------
                                                                                 Class B
                                             --------------------------------------------------------------------------------
                                                                           Year Ended April 30,
                                                2000              1999              1998              1997              1996
                                             --------------------------------------------------------------------------------
Net asset value, beginning of year ....       $12.12            $12.19            $11.49            $11.31            $10.51
                                             --------------------------------------------------------------------------------
Income From Investment Operations
Net investment income(b) ..............          .36(a)            .30(a)            .32(a)            .34(a)            .43
Net realized and unrealized gain on
  investment transactions .............          .07               .63              1.55               .46               .82
                                             --------------------------------------------------------------------------------
Net increase in net asset value from
  operations ..........................          .43               .93              1.87               .80              1.25
                                             --------------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..         (.32)             (.31)             (.33)             (.37)             (.45)
Distributions in excess of net
  investment income ...................           -0-             (.04)               -0-               -0-               -0-
Distributions from net realized gains .         (.66)             (.65)             (.84)             (.25)               -0-
                                             --------------------------------------------------------------------------------
Total dividends and distributions .....         (.98)            (1.00)            (1.17)             (.62)             (.45)
                                             --------------------------------------------------------------------------------
Net asset value, end of year ..........       $11.57            $12.12            $12.19            $11.49            $11.31
                                             ================================================================================
Total Return
Total investment return based on net
  asset value(c) ......................         3.73%             7.82%            17.04%             7.10%            11.95%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)      $34,952           $31,177           $28,432           $28,037           $31,979
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ....................         2.11%(d)          2.11%(d)          2.11%(d)          2.10%(d)          2.10%
  Expenses, before waivers/
    reimbursements ....................         2.40%             2.48%             2.61%             2.61%             2.44%
  Net investment income(b) ............         3.05%             2.48%             2.63%             2.96%             3.72%
Portfolio turnover rate ...............           54%              105%              138%              174%              267%


--------------------------------------------------------------------------------
46 o ALLIANCE CONSERVATIVE INVESTORS FUND

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each
Year

                                             ---------------------------------------------------------------------------
                                                                             Class C
                                             ---------------------------------------------------------------------------
                                                                       Year Ended April 30,
                                               2000             1999             1998             1997             1996
                                             ---------------------------------------------------------------------------
Net asset value, beginning of year ....      $12.13           $12.19           $11.49           $11.31           $10.52
                                             ---------------------------------------------------------------------------
Income From Investment Operations
Net investment income(b) ..............         .36(a)           .30(a)           .32(a)           .34(a)           .41
Net realized and unrealized gain on
  investment transactions .............         .07              .64             1.55              .46              .83
                                             ---------------------------------------------------------------------------
Net increase in net asset value from
  operations ..........................         .43              .94             1.87              .80             1.24
                                             ---------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..        (.32)            (.31)            (.33)            (.37)            (.45)
Distribution in excess of net
  investment income ...................          -0-            (.04)              -0-              -0-              -0-
Distributions from net realized gains .        (.66)            (.65)            (.84)            (.25)              -0-
                                             ---------------------------------------------------------------------------
Total dividends and distributions .....        (.98)           (1.00)           (1.17)            (.62)            (.45)
                                             ---------------------------------------------------------------------------
Net asset value, end of year ..........      $11.58           $12.13           $12.19           $11.49           $11.31
                                             ===========================================================================
Total Return
Total investment return based on net
  asset value(c) ......................        3.72%            7.91%           17.04%            7.10%           11.84%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)      $6,464           $5,688           $4,162           $4,150           $5,326
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements ....................        2.11%(d)         2.11%(d)         2.11%(d)         2.10%(d)         2.10%
  Expenses, before waivers/
    reimbursements ....................        2.39%            2.47%            2.61%            2.60%            2.45%
  Net investment income(b) ............        3.05%            2.47%            2.63%            2.96%            3.71%
Portfolio turnover rate ...............          54%             105%             138%             174%             267%

(a)   Based on average shares outstanding.

(b)   Net of fees waived and expenses reimbursed by Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below the net expense ratios were as follows:

                  Alliance Growth Investors     Alliance Conservative Investors
                 -----------------------------  -------------------------------
                     Year Ended April 30,             Year Ended April 30,
                 -----------------------------  -------------------------------
                  2000    1999    1998    1997     2000    1999    1998    1997
                 --------------------------------------------------------------
      Class A    1.45%   1.54%   1.59%   1.55%    1.40%   1.40%   1.40%   1.40%
      Class B    2.17%   2.27%   2.29%   2.26%    2.10%   2.10%   2.10%   2.10%
      Class C    2.16%   2.27%   2.29%   2.26%    2.10%   2.10%   2.10%   2.10%


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 47

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

REPORT OF INDEPENDENT
ACCOUNTANTS

To the Trustees and Shareholders of Alliance Growth Investors Fund and Alliance Conservative Investors Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Investors Fund and Alliance Conservative Investors Fund (separately managed portfolios constituting parts of The Alliance Portfolios, hereafter referred to as the "Funds") at April 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
June 16, 2000

TAX INFORMATION

(unaudited)

In order to meet certain requirements of the Internal Revenue Code we are advising you that $16,404,512 and $2,840,096 of the capital gain distributions paid by the Alliance Growth Investors and Conservative Investors Funds, respectively, during the fiscal year ended April 30, 2000, are subject to the maximum tax rate of 20%. Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your tax returns was included with your Form 1099 DIV which was sent to you separately in January 2000.


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48 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
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                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

Benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the Bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities common stock

A type of security that represents ownership in a public company.

Consumer Price Index (CPI)

An index that measures the cost of living. The CPI is published by the U.S. Bureau of Labor Statistics.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

monetary policy

The regulation of the money supply and interest rates by a country's central bank with the purpose of controlling inflation and stabilizing currency net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a Fund's or an investor's investments.

yield

The rate of return on an asset, usually referring to dividend or interest payments, expressed as a percentage of current market price.


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                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 49

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL

The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $394 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 28 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 276 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/00.


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50 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
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                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio and Alliance Select Investor Series Technology Portfolio, which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 51

------------------
BOARD OF DIRECTORS
------------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
John H. Dobkin(1)
David H. Dievler(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Nicholas D. P. Carn, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-02624

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-800-221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036-2798

(1)   Member of the Audit Committee.


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52 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS
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                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 53

Alliance Growth Investors and Conservative Investors Funds       ---------------
1345 Avenue of the Americas                                         BULK RATE
New York, NY 10105                                                U.S. POSTAGE
(800) 221-5672                                                        PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------



AllianceCapital[LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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